Document and Entity Information	12 Months Ended
Dec. 31, 2020 shares
Document Information [Line Items]
Document Type	20-F/A
Amendment Flag	true
Amendment Description	This Amendment No. 1 to the Annual Report on Form 20-F of Vasta Platform Limited (“Vasta”) amends the Vasta’s Annual Report on Form 20-F for the year ended December 31, 2020 (the “Original 20-F”), which was filed with the Securities and Exchange Commission on April 30, 2021. The Company is filing this Amendment No. 1 solely to furnish Exhibit 101, which was not included in the Original 20-F. Exhibit 101 includes information about the Company in eXtensible Business Reporting Language (XBRL). Except as described above, this Amendment No. 1 does not amend any information set forth in the Original 20-F, and Vasta has not updated disclosures included therein to reflect any events that occurred subsequent to April 30, 2021. Pursuant to Rule 406T of Regulation S-T, these interactive data files are deemed furnished and not filed or part of a registration statement or prospectus for purposes of Sections 11 or 12 of the Securities Act of 1933, as amended, and are deemed not filed for purposes of Section 18 of the Securities and Exchange Act of 1934, as amended, and are otherwise not subject to liability under those sections.
Document Period End Date	Dec. 31, 2020
Document Fiscal Year Focus	2020
Document Fiscal Period Focus	FY
Document Annual Report	true
Document Transition Report	false
Document Shell Company Report	false
Trading Symbol	VSTA
Entity Registrant Name	Vasta Platform Ltd
Entity Central Index Key	0001792829
Current Fiscal Year End Date	--12-31
Entity Well-known Seasoned Issuer	No
Entity Voluntary Filers	No
Entity Current Reporting Status	Yes
Entity Filer Category	Non-accelerated Filer
Entity Shell Company	false
Entity Emerging Growth Company	true
Entity Ex Transition Period	false
Entity Interactive Data Current	Yes
Title of 12(b) Security	Class A common shares, par value US$0.00005 per share
Security Exchange Name	NASDAQ
Entity Address, Country	BR
Class A common shares [member]
Document Information [Line Items]
Entity Common Stock, Shares Outstanding	18,575,492
Class B common shares [Member]
Document Information [Line Items]
Entity Common Stock, Shares Outstanding	64,436,093